Financial Income (Expenses), Net (Details) - Schedule of financial income (expenses), net - Financial Income Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Income Eexpenses Net [Abstract]
Share based compensation expenses	$ 5,297
Other Financial expenses	4,078	4,492	750
Total Financial expenses	9,375	4,492	750
Gain due to change in fair value of derivative liability and warrants	11,553	311	240
Other Financial income	5,993	559	55
Total Financial income	17,546	870	344
Financial income (expense), net	$ 8,171	$ (3,622)	$ (406)